Segmental Information - Revenues From External Customers (Details) $ in Thousands		9 Months Ended
		Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($) charter
Segment Reporting Information [Line Items]
Number of charterers | charter			4
Benchmark percentage of revenue for major customer		10.00%
The Cool Pool | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time and voyage charter revenues		$ 36,663	$ 0
Concentration risk, percentage		76.00%	0.00%
Nigeria LNG Ltd | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time and voyage charter revenues		$ 5,849	$ 29,116
Concentration risk, percentage		12.00%	42.00%
NFE Transport Partners LLC | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time and voyage charter revenues		$ 5,648	$ 0
Concentration risk, percentage		12.00%	0.00%
Major commodity trading company | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time and voyage charter revenues		$ 0	$ 14,871
Concentration risk, percentage		0.00%	21.00%
Major Japanese trading company | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time and voyage charter revenues		$ 0	$ 7,289
Concentration risk, percentage		0.00%	10.00%
Multinational oil and gas company | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time and voyage charter revenues		$ 0	$ 6,963
Concentration risk, percentage		0.00%	10.00%
Collaborative Arrangement
Segment Reporting Information [Line Items]
Time and voyage charter revenues	[1]	$ 10,494	$ 0
Collaborative Arrangement | The Cool Pool | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time and voyage charter revenues		10,500
Non-collaborative Arrangement Transactions
Segment Reporting Information [Line Items]
Time and voyage charter revenues	[1]	37,798	$ 70,009
Non-collaborative Arrangement Transactions | The Cool Pool | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time and voyage charter revenues		$ 26,200

[1]	This includes amounts arising from transactions with related parties (see note 17).